LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.91%
Equity Funds–49.44%
iShares Core S&P 500 ETF	166,553	$93,586,131
iShares Core S&P Mid-Cap ETF	352,419	20,563,648
iShares Edge MSCI Min Vol USA ETF	884,515	82,843,675
iShares Russell 2000 ETF	102,341	20,416,006
		217,409,460
Fixed Income Funds–29.17%
iShares Broad USD Investment Grade Corporate Bond ETF	423,079	21,610,875
iShares Core U.S. Aggregate Bond ETF	641,482	63,455,400
iShares Core U.S. Treasury Bond ETF	940,812	21,624,564
iShares MBS ETF	230,331	21,600,441
		128,291,280
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.42%
iShares Edge MSCI Min Vol EAFE ETF	721,285	$56,202,527
iShares Edge MSCI Min Vol Emerging Markets ETF	424,894	24,788,316
		80,990,843
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	12,675,866	12,675,866
		12,675,866
Total Investment Companies (Cost $325,705,718)		439,367,449

TOTAL INVESTMENTS–99.91% (Cost $325,705,718)	439,367,449
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	388,446
NET ASSETS APPLICABLE TO 34,184,830 SHARES OUTSTANDING–100.00%	$439,755,895

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	Australian Dollar	$187,605	$188,795	6/16/25	$—	$(1,190)
5	British Pound	403,469	404,442	6/16/25	—	(973)
8	Euro	1,086,200	1,098,156	6/16/25	—	(11,956)
6	Japanese Yen	503,925	512,142	6/16/25	—	(8,217)
					—	(22,336)
Equity Contracts:
17	E-mini MSCI Emerging Markets Index	944,180	978,313	6/20/25	—	(34,133)
10	E-mini Russell 2000 Index	1,013,550	1,030,498	6/20/25	—	(16,948)
25	E-mini S&P 500 Index	7,066,562	7,114,571	6/20/25	—	(48,009)
7	E-mini S&P MidCap 400 Index	2,057,020	2,065,075	6/20/25	—	(8,055)
20	Euro STOXX 50 Index	1,122,173	1,174,845	6/20/25	—	(52,672)
4	FTSE 100 Index	443,948	450,797	6/20/25	—	(6,849)
3	OMXS 30 Index	73,882	79,641	4/16/25	—	(5,759)
1	SPI 200 Index	123,049	124,253	6/19/25	—	(1,204)
3	TOPIX Index	532,436	536,339	6/12/25	—	(3,903)
					—	(177,532)
Total Futures Contracts					$—	$(199,868)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2